SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

Medicare Rural Floor Budget Neutrality Adjustment Settlement—In April 2012, we entered into an industry-wide settlement with the HHS, the Secretary of HHS and CMS that corrects Medicare payments made to providers for inpatient hospital services for a number of prior periods. As a result of this settlement, we recorded a net gain of approximately $75 million in continuing operations and approximately $9 million in discontinued operations during the three months ended March 31, 2012. This settlement is included in accounts receivable in the accompanying Condensed Consolidated Balance Sheet as of March 31, 2012.

Repurchase of Preferred Stock—In April 2012, we also completed a repurchase and subsequent retirement of 298,700 shares of our 7% mandatory convertible preferred stock financed by the issuance of $141 million aggregate principal amount of our 6 1/4% senior secured notes due 2018 and $150 million aggregate principal amount of our 8% senior notes due 2020.

Proposed Sale of Hospital— Also in April 2012, we entered into a non-binding letter of intent to sell our interest in Creighton University Medical Center (“CUMC”). We may classify the hospital in discontinued operations starting in the three months ended June 30, 2012. During the three months ended March 31, 2012, CUMC generated net operating revenues of $43 million and operating income of less than $1 million. At March 31, 2012, CUMC’s total assets were $167 million. The sale transaction price, including working capital, would be approximately $63 million. If the transaction is consummated, we would recognize a pre-tax non-cash impairment charge of approximately $100 million ($50 million after-tax and after a noncontrolling interest benefit) as a component of discontinued operations. The impairment is not expected to result in any significant cash expenditures and is subject to finalization of definitive agreements and customary closing conditions.